NOTE 9 - WARRANTS - Schedule of Warrant Summary (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number		25,433,863	23,112,575
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price		$ 0.14	$ 0.17
Warrants and Rights Outstanding, Term		6 months	9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted			4,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.00
[custom:WeightedAverageRemainingLifeOfWarrantsGrantedInPeriod]			1 year 5 months 26 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)		5,262,465	32,467,713
[custom:IncreaseInNumberOfWarrantsWeightedAverageExercisePrice]	0.17	$ 0.14
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsIncreasedByVWAPOutstandingWeightedAverageRemainingLife]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		2,941,177	14,155,138
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	0.18	$ 0.14
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms		8 months 12 days	11 months 19 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsOutstandingWeightedAverageRemainingContractualTermsOfForfeited]